OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of amortization of finance lease assets and obligations
We have recognized right of use assets for our 11 long-term operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	198,405	3,844	3,079	205,328
Amortization	(7,792)	(501)	(208)	(8,501)
Balance at June 30, 2019	190,613	3,343	2,871	196,827

We have recognized lease obligations for our 11 long-term operating leases as follows:

(in thousands of $)	SFL Leases		Golden Hawk Lease		Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	185,816		9,567		3,079	198,462
Repayments	(9,472)	—	(1,146)	—	(208)	(10,826)
Foreign exchange translation	—		—		33	33
Balance at June 30, 2019	176,344		8,421		2,904	187,669

Current portion	19,571		2,412		602	22,585
Non-current portion	156,773		6,009		2,302	165,084

We recognized the following expenses in relation to the amortization of finance lease assets and obligations for the six months ended:

(in thousands of $)	June 30, 2019	June 30, 2018
Depreciation of vessels under finance lease	444	444
Interest expense on obligations under finance lease	200	400
Total finance lease expense, net	644	844

Summary of future minimum operating lease expense payments under non-cancelable fixed rate operating leases
The future minimum operating lease expense payments under our non-cancelable fixed rate operating leases as of December 31, 2018 are as follows:

(in thousands of $)
2019	35,613
2020	35,709
2021	35,613
2022	32,590
2023	28,177
Thereafter	110,357
278,059

Summary of future minimum rental payments under non-cancelable operating leases
The future minimum rental payments under our non-cancelable operating leases as of June 30, 2019 are as follows:

(in thousands of $)
2019 (remaining six months)	16,747
2020	33,698
2021	35,356
2022	28,096
2023	23,019
Thereafter	104,489
Total minimum lease payments	241,405
Less: Imputed interest	53,736
Present value of operating lease liabilities	187,669

Schedule of future minimum operating lease revenue receipts under non-cancelable operating leases
The future minimum operating lease revenue receipts under our non-cancelable fixed rate operating leases as of June 30, 2019 are as follows:

(in thousands of $)
2019 (remaining six months)	32,052
2020	37,410
2021	10,907
2022	—
2023	—
Thereafter	—
Total minimum lease receipts	80,369